Material Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:
Furniture	10 years straight line
Tools and machinery	4 years straight line
Right-of-use assets	Over term of lease